VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Core Equity Fund

Venerable US Large Cap Strategic Equity Fund

Venerable US Small Cap Fund

Venerable Real Estate Fund

Venerable International Equity Fund

Venerable Emerging Markets Equity Fund

Venerable World Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Inflation Focused Fund

Venerable Large Cap Index Fund

Venerable Mid Cap Index Fund

Venerable Small Cap Index Fund

Venerable International Index Fund

Venerable Bond Index Fund

Venerable Intermediate Corporate Bond Index Fund

Venerable Conservative Allocation Fund

Venerable Conservative Appreciation Allocation Fund

Venerable World Conservative Allocation Fund

Venerable Moderate Allocation Fund

Venerable Moderate Appreciation Allocation Fund

Venerable World Moderate Allocation Fund

Venerable Appreciation Allocation Fund

Venerable World Appreciation Allocation Fund

SUPPLEMENT DATED JUNE 18, 2026, TO THE SUMMARY PROSPECTUSES AND PROSPECTUS

DATED APRIL 29, 2026

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus dated April 29, 2026, of the funds listed above (the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Summary Prospectuses, Prospectus, and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ SAI:

I.	Effective June 30, 2026, all references to Patricia O’Connor as portfolio manager to the Venerable High Yield Fund in the Venerable High Yield Fund Summary Prospectus and Prospectus are hereby deleted in their entirety.

II.	Effective July 1, 2026, Russell Investments Financial Services, LLC (“RIFIS”) no longer serves as distributor of the Trust. All references to Russell Investments Financial Services, LLC or RIFIS as distributor to the Funds or Trust in the Prospectus are hereby deleted in their entirety.

III.	Effective July 1, 2026, the first paragraph under the sub-section in the Prospectus titled “DISTRIBUTOR.” under the section titled “MANAGEMENT” is deleted in its entirety and replaced with the following:

Directed Services LLC (“DSL”) serves as the Trust’s distributor. DSL is a limited liability company in the State of Delaware and a wholly owned subsidiary of Venerable Holdings, Inc. DSL is located at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380. The Distributor distributes shares of the Funds continuously but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Core Equity Fund

Venerable US Large Cap Strategic Equity Fund

Venerable US Small Cap Fund

Venerable Real Estate Fund

Venerable International Equity Fund

Venerable Emerging Markets Equity Fund

Venerable World Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Inflation Focused Fund

Venerable Large Cap Index Fund

Venerable Mid Cap Index Fund

Venerable Small Cap Index Fund

Venerable International Index Fund

Venerable Bond Index Fund

Venerable Intermediate Corporate Bond Index Fund

Venerable Conservative Allocation Fund

Venerable Conservative Appreciation Allocation Fund

Venerable World Conservative Allocation Fund

Venerable Moderate Allocation Fund

Venerable Moderate Appreciation Allocation Fund

Venerable World Moderate Allocation Fund

Venerable Appreciation Allocation Fund

Venerable World Appreciation Allocation Fund

SUPPLEMENT DATED JUNE 18, 2026, TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2026

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated April 29, 2026, of the funds listed above (the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Summary Prospectuses, Prospectus, and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

The following changes are being made to the Funds’ SAI:

I.	Effective immediately, the first and second paragraphs under the section in the SAI titled “Board Structure.” under “STRUCTURE AND GOVERNANCE – TRUSTEES AND OFFICERS” are deleted in their entirety and replaced with the following:

Board Structure. The Board currently is comprised of four (4) Trustees — one Trustee who is an “interested person” of the Trust as defined under the 1940 Act (“Interested Trustees”) and three Trustees who are not “interested persons” of the Trust (“Independent Trustees”). Michal Levy, an Interested Trustee, serves as Chair of the Board and Julian Sluyters, an Independent Trustee, serves as Lead Independent Trustee. In his role as Lead Independent Trustee, Mr. Sluyters, among other things: (i) presides over meetings of the Board in the absence of the Chair; (ii) presides over executive sessions of the Independent Trustees; (iii) along with the Chair, oversees the development of agendas for Board meetings; (iv) facilitates communication between the Independent Trustees and management, and among the Independent Trustees; (v) serves as a key point person for dealings between the Independent Trustees and management; and (vi) has such other responsibilities as the Board or Independent Trustees may determine from time to time.

The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including factors such as the fact that the Independent Trustees constitute a majority (75%) of the Board, the fact that the chairpersons of the Audit Committee and Nominating and Governance Committee are Independent Trustees, the number of Funds, the Funds' share classes, the Funds' distribution arrangements, and the Funds' manager of managers structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

II.	Effective immediately, the third table under the section in the SAI titled “Members of the Board and Officers.” under “STRUCTURE AND GOVERNANCE – TRUSTEES AND OFFICERS” is deleted in its entirety and replaced with the following:

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Michal Levy Born 1979 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Executive Officer since 2025; President since 2024	Indefinite	President of the Adviser (since May 2026); President of SunAmerica Asset Management, LLC (since May 2026); Senior Vice President of SunAmerica Asset Management, LLC (January 2026 to May 2026); Head of VIA of Venerable Holdings, Inc. (August 2023 to May 2026); Senior Vice President and Head of the Adviser (October 2023 to May 2026); Director (December 2014 to August 2023), President (December 2021 to August 2023) and Chief Operating Officer (March 2017 to August 2023) of Equitable Investment Management Group, LLC; Executive Vice President and Chief Operating Officer of Equitable Investment Management, LLC (January 2023 to August 2023)

Kristina Magolis Born 1985 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Legal Officer since 2025; Secretary since 2024	Indefinite	General Counsel and Secretary of the Adviser (since December 2023); Vice President and Deputy General Counsel of Venerable Holdings, Inc. (since December 2023); Vice President, General Counsel, and Secretary of SunAmerica Asset Management, LLC (since April 2026); Vice President of SunAmerica Asset Management, LLC (January 2026 to April 2026); Vice President, Assistant Secretary and Associate General Counsel of Equitable Investment Management Group, LLC (October 2022 to December 2023); Vice President, Assistant Secretary and Associate General Counsel of Equitable Investment Management, LLC (January 2023 to December 2023); employee of Equitable Financial (October 2022 to December 2023); and Vice President, Legal and Compliance, Morgan Stanley Investment Management (August 2017 to September 2022).

Christopher Joe Born 1969 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Compliance Officer since 2026	Indefinite	Vice President, Head of Compliance SunAmerica Asset Management, LLC (since March 2017); Vice President and Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust (since March 2017); Vice President and Chief Compliance Officer, VALIC Company (March 2017 to December 2025); Vice President and Chief Compliance Officer– Mutual Funds (March 2017 to December 2025) and Chief Compliance Officer- Institutional Markets (January 2023 to December 2025), Corebridge; Chief Compliance Officer, VALIC Retirement Services Company (March 2017 to October 2019).

John Bruggeman Born 1971 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Treasurer since 2026	Indefinite	Assistant Treasurer of the Trust (April 2024 to June 2026); Fund Administration Manager of the Adviser (since January 2024); Vice President, Senior Group Manager, BNY Mellon (July 2010 to November 2022).

Julie Vossler Born 1968 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary since 2024	Indefinite	Senior Corporate Paralegal of the Adviser (since June 2024); Director of Funds Management, Brinker Capital Investments, (March 2022 to September 2023); Consultant-Funds Management, Lincoln Financial Group (January 2017 to March 2022).

III.	Effective June 30, 2026, all references to Patricia O’Connor as portfolio manager to the Venerable High Yield Fund in the SAI are hereby deleted in their entirety.

IV.	Effective July 1, 2026, Russell Investments Financial Services, LLC (“RIFIS”) no longer serves as distributor of the Trust. All references to Russell Investments Financial Services, LLC or RIFIS as distributor to the Funds or Trust in the SAI are hereby deleted in their entirety.

V.	Effective July 1, 2026, the third paragraph under the section in the SAI titled “ADVISER. – Conflicts of Interest” under “OPERATION OF THE TRUST” is deleted in its entirety and replaced with the following:

Certain Conflicts Related to Fees and Compensation. The Adviser and certain of its Affiliates provide services including investment advisory, administration, shareholder servicing, and distribution (including Directed Services LLC, which serves as Distributor) services related to the Funds and earn fees for these services. The Adviser and its Affiliates face conflicts of interest as affiliated service providers because the Adviser and its Affiliates receive greater compensation when they are used and may benefit from increased Fund assets. These fees are not directly contingent on Fund performance and the Adviser and its Affiliates would still receive significant compensation even if shareholders lose money. In addition, differences in fee arrangements among the Funds may create an incentive for the Adviser to favor one Fund over another.

VI.	Effective July 1, 2026, under the section in the SAI titled “SERVICE PROVIDERS.” under “OPERATION OF THE TRUST” information related to the Distributor is replaced with the following:

Distributor	Directed Services LLC

VII.	Effective July 1, 2026, the second paragraph under the section in the SAI titled “SUB-ADMINISTRATOR.” under “OPERATION OF THE TRUST” is deleted in its entirety and replaced with the following:

RIM also provides compliance services and research services to the Trust, which are reflected in the fees discussed above. As previously discussed above, RIM also provides discretionary sub-advisory services to the RIM Discretionary Funds and, as discussed below, its wholly owned subsidiary, Russell Investments Fund Services, LLC, serves as the Trust's Transfer Agent (defined below).

VIII.	Effective July 1, 2026, the first paragraph under the section in the SAI titled “DISTRIBUTOR.” under “OPERATION OF THE TRUST” is deleted in its entirety and replaced with the following:

Directed Services LLC (“DSL”) serves as the Trust’s distributor. DSL is a limited liability company in the State of Delaware and a wholly owned subsidiary of Venerable Holdings, Inc. DSL is located at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380. The Distributor distributes shares of the Funds continuously but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of shares.

IX.	Effective July, 1, 2026, the third paragraph under the section in the SAI titled “DISTRIBUTOR.” under “OPERATION OF THE TRUST” is deleted in its entirety and replaced with the following:

For the period from September 6, 2024, through the fiscal year ended December 31, 2024, and the fiscal year ended December 31, 2025, Russell Investments Financial Services, LLC, the Funds’ previous distributor, waived the following fees for its distribution and services.

X.	Effective July, 1, 2026, the third paragraph under the section in the SAI titled “DISTRIBUTION PLAN.” under “OPERATION OF THE TRUST” is deleted in its entirety and replaced with the following:

During the fiscal year ended December 31, 2025, the Class V shares of the Trust paid Distribution Plan fees for compensation to Russell Investments Financial Services, LLC, the Funds’ previous distributor, and/or financial intermediaries (i.e., DSL) of approximately $33,551,493.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE